Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2013
Liabilities Collateralized by Pledges

NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES

Balance of liabilities collateralized by pledges is as follows:

	March 31,
	2013	2012
Long-term debt (including current maturities) (1)	$7,552	$8,309

(1)	Includes mortgages secured by facilities in the U.S.A.

For further discussion of collateralized assets see Note 13a (2).